Fees Summary	Aug. 13, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,218,000
Previously Paid Amount	0.00
Total Fee Amount	327.38
Total Offset Amount	0.00
Net Fee	327.38
Narrative - Max Aggregate Offering Price	$ 2,218,000
Final Prospectus	true